CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DIFICIT) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A redeemable convertible preferred shares CNY	Series B redeemable convertible preferred shares CNY	Series C redeemable convertible preferred shares CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Series A redeemable convertible preferred shares CNY	Accumulated deficit Series B redeemable convertible preferred shares CNY	Accumulated deficit Series C redeemable convertible preferred shares CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Comprehensive Income (loss) CNY
Balance at Dec. 31, 2008		(264,151)					78		39,536				1,326		(305,563)					472
Balance (in shares) at Dec. 31, 2008							96,912,599
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(39,167)													(39,167)						(39,167)
Foreign currency translation adjustment		13																		13	13
Comprehensive income (loss)		(39,154)																			(39,154)
Repurchase of ordinary shares (Note 23)		(20,486)					(9)								(20,477)
Repurchase of ordinary shares (Note 23) (in shares)							(12,436,707)
Beneficial conversion feature of 2008 convertible promissory notes (Note 15 (c))		9,646							9,646
Beneficial conversion feature of Series C redeemable convertible preferred shares		5,655							5,655
Accretion of redeemable convertible preferred shares to redemption value			(8,046)	(22,726)	(5,655)											(8,046)	(22,726)	(5,655)
Effect of foreign exchange rate movement on redeemable convertible preferred shares		350	100	250												100	250
Redemption of Series B redeemable convertible preferred shares		3,359							3,359
Founder's option (Note 18 (c))		1,958							1,958
Balance at Dec. 31, 2009		(339,250)					69		60,154				1,326		(401,284)					485
Balance (in shares) at Dec. 31, 2009							84,475,892
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(55,747)													(55,747)						(55,747)
Foreign currency translation adjustment		476																		476	476
Comprehensive income (loss)		(55,271)																			(55,271)
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006 )		491,369					62		491,307
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006 ) (in shares)							94,771,952
Issuance of ordinary shares to Former JNet Group shareholders (Note4 (a))		6,027					1		6,026
Issuance of ordinary shares to Former JNet Group shareholders (Note 4 (a)) (in shares)							1,030,215
Accretion of redeemable convertible preferred shares to redemption value				(21,055)	(26,003)												(21,055)	(26,003)
Effect of foreign exchange rate movement on redeemable convertible preferred shares		10,585	2,232	5,932	2,421											2,232	5,932	2,421
Options to employees (Note 18 (a))		79,805							79,805
Founder's option (Note 18 (c))		8,992							8,992
Effective repurchase of shares		(959)							(959)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering		524,599					138		524,461
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering (in shares)							205,565,425
Balance at Dec. 31, 2010		678,839					270		1,169,786				1,326		(493,504)					961
Balance (in shares) at Dec. 31, 2010		385,843,484					385,843,484
Increase (Decrease) in Stockholders' Equity
Net income (loss)	3,251	20,463													20,463						20,463
Foreign currency translation adjustment		773																		773	773
Fair value change of available-for-sale investments		90																		90	90
Comprehensive income (loss)		21,326																			21,326
Options to employees (Note 18 (a))		24,257							24,257
Founder's option (Note 18 (c))		1,084							1,084
Options to non-employees(Note 18 (b))		1,615							1,615
Exercise of employee stock options		4,019					4		4,015
Exercise of employee stock options (in shares)							5,232,224
Share issued to depository bank (in shares)							20,000,000
Settlement of share options exercised with shares held by depository bank (in shares)							(5,232,224)
Repurchase of shares		(63,631)									(63,631)
Repurchase of shares (in shares)							(26,261,776)
Balance at Dec. 31, 2011	$ 106,056	667,509				$ 43	274	$ 190,781	1,200,757	$ (10,110)	(63,631)	$ 211	1,326	$ (75,159)	(473,041)				$ 290	1,824
Balance (in shares) at Dec. 31, 2011	379,581,708					379,851,708